UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

April 30, 2015

COLUMBIA ETF TRUST

Columbia Large Cap Growth ETF

Columbia Select Large Cap Growth ETF

Columbia Select Large Cap Value ETF

Columbia Core Bond ETF

Columbia Intermediate Municipal Bond ETF

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $506 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 12th largest manager of long-term mutual fund assets in the U.S.** and the 5th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of March 31, 2015. Source: Ameriprise Q1 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of March 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

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*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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PRESIDENT'S MESSAGE

Dear Shareholder,

In a world that is changing faster than ever before, investors want asset managers who offer a global perspective while generating strong and sustainable returns. Columbia Management, in conjunction with its U.K.-based affiliate, Threadneedle Investments, has rebranded to Columbia Threadneedle Investments. The new global brand represents the combined capabilities, resources and reach of the global group, offering investors access to the best of both firms.

With a presence in 18 countries and more than 450 investment professionals*, our collective perspective and world view as Columbia Threadneedle Investments gives us deeper insight into what might affect the real-life financial outcomes clients are seeking. Putting our views into a global context will help us to build richer perspectives and create the right solutions, and provides us with enhanced capabilities to deliver consistent investment performance, which may ultimately lead to better investor outcomes.

As a result of the rebrand, you will begin to see our new logo and colors reflected in printed materials, such as this shareholder report, as well as on our website — columbiathreadneedleetf.com. While we are introducing a new brand, in many ways, the investment company you know well has not changed. The following remain in effect:

■  Fund and strategy names

■  Established investment teams, philosophies and processes

■  Account services, features, servicing phone numbers and mailing addresses

■  ALPS Distributors, Inc. as distributor and Columbia Management Investment Advisers as investment adviser

We recognize that the money we manage represents the hard work and savings of people like you, and that everyone has different ambitions and different definitions of success. Investors have varying goals — funding their children's education, enjoying their retirement, putting money aside for unexpected events, and more. Whatever your ambitions, we believe our wide range of investment products and solutions can help give you confidence that you will reach your goals.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia ETF Trust

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about a fund, visit columbiathreadneedleetf.com. The prospectus should be read carefully before investing.

*  Source: Ameriprise as of December 1, 2014

The Columbia ETF Trust is managed by Columbia Management Investment Advisers, LLC and is distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC or its parent company, Ameriprise Financial, Inc.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA ETF TRUST

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

ALPS Distributors, Inc. is not affiliated with Columbia Management Investment Advisers, LLC.

Fund Custodian

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

Fund Transfer Agent

The Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

For more information about any of the ETFs, please visit columbiathreadneedleetf.com or call 800.774.3768.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

Columbia Large Cap Growth ETF

Performance Overview	3
Portfolio Overview	4

Columbia Select Large Cap Growth ETF

Performance Overview	5
Portfolio Overview	6

Columbia Select Large Cap Value ETF

Performance Overview	7
Portfolio Overview	8

Columbia Core Bond ETF

Performance Overview	9
Portfolio Overview	10

Columbia Intermediate Municipal Bond ETF

Performance Overview	11
Portfolio Overview	12
Understanding Your Fund's Expenses	13
Frequency Distribution of Premiums and Discounts	14
Portfolio of Investments	16
Statement of Assets and Liabilities	37
Statement of Operations	38
Statement of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	46
Approval of Investment Management Services Agreement	53
Important Information About This Report	55

Semiannual Report 2015

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Large Cap Growth ETF

(Unaudited)

Performance Summary

■  Columbia Large Cap Growth ETF (the Fund) returned 10.04% at net asset value and 10.11% at market price for the six-month period that ended April 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 6.54% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	10/02/09	10.11	21.85	14.94	16.48
Net Asset Value	10/02/09	10.04	21.91	14.96	16.49
Russell 1000 Growth Index		6.54	16.67	15.49	17.03

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia Management Investment Advisers, LLC (Columbia) took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Large Cap Growth ETF

(Unaudited)

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA*

Brian Condon, CFA

Alfred Alley III, CFA

*Effective February 2015, Tchintcia Barros was added as Portfolio Manager of the Fund.

Top 10 Holdings (%) (at April 30, 2015)
Apple, Inc.	7.0
Lowe's Cos., Inc.	3.2
Visa, Inc. Class A	2.5
Comcast Corp. Class A	2.4
Electronic Arts, Inc.	2.3
Amazon.com, Inc.	2.2
Facebook, Inc. Class A	2.0
McKesson Corp.	2.0
salesforce.com, inc.	1.9
Red Hat, Inc.	1.9

Percentages indicated are based upon net assets.

For further detail about these holdings, please refer to the section entitled Portfolio of Investments.

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2015)
Information Technology	31.8
Consumer Discretionary	19.6
Health Care	17.8
Industrials	9.6
Consumer Staples	7.1
Financials	6.1
Energy	4.7
Materials	2.4
Telecommunication Services	0.7
Money Market Funds	0.4
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Select Large Cap Growth ETF

(Unaudited)

Performance Summary

■  Columbia Select Large Cap Growth ETF (the Fund) returned 6.89% at net asset value and 7.07% at market price for the six-month period that ended April 30, 2015.

■  The Fund outperformed its benchmark, the Russell 1000 Growth Index, which returned 6.54% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	10/02/09	7.07	21.22	14.84	15.63
Net Asset Value	10/02/09	6.89	20.93	14.80	15.57
Russell 1000 Growth Index		6.54	16.67	15.49	17.03

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Select Large Cap Growth ETF

(Unaudited)

Portfolio Management

Thomas Galvin, CFA

Richard Carter

Todd Herget

Brian Condon, CFA

Alfred Alley III, CFA

Top 10 Holdings (%) (at April 30, 2015)
Priceline Group, Inc. (The)	4.6
Visa, Inc. Class A	4.4
Amazon.com, Inc.	4.4
salesforce.com, inc.	4.2
Bristol-Myers Squibb Co.	4.1
NIKE, Inc. Class B	4.0
Cabot Oil & Gas Corp.	3.9
Vertex Pharmaceuticals, Inc.	3.9
LinkedIn Corp. Class A	3.6
Baidu, Inc. ADR	3.5

Percentages indicated are based upon net assets.

For further detail about these holdings, please refer to the section entitled Portfolio of Investments.

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2015)
Information Technology	42.8
Health Care	25.3
Consumer Discretionary	20.4
Energy	6.7
Materials	2.5
Industrials	2.0
Money Market Funds	0.5
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Select Large Cap Value ETF

(Unaudited)

Performance Summary

■  Columbia Select Large Cap Value ETF (the Fund) returned 2.00% at net asset value and 2.05% at market price for the six-month period that ended April 30, 2015.

■  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 2.89% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	05/01/09	2.05	9.14	13.14	17.49
Net Asset Value	05/01/09	2.00	9.14	13.12	17.46
Russell 1000 Value Index		2.89	9.31	13.39	17.67

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Select Large Cap Value ETF

(Unaudited)

Portfolio Management

Richard Rosen

Kari Montanus

Brian Condon, CFA

Alfred Alley III, CFA

Top 10 Holdings (%) (at April 30, 2015)
Citigroup, Inc.	4.1
Verizon Communications, Inc.	4.0
Teradata Corp.	3.9
Tyson Foods, Inc. Class A	3.8
JPMorgan Chase & Co.	3.8
Bristol-Myers Squibb Co.	3.6
Altria Group, Inc.	3.5
Lowe's Cos., Inc.	3.5
Wells Fargo & Co.	3.5
AES Corp. (The)	3.3

Percentages indicated are based upon net assets.

For further detail about these holdings, please refer to the section entitled Portfolio of Investments.

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at April 30, 2015)
Financials	24.6
Energy	14.0
Consumer Staples	11.3
Industrials	11.2
Information Technology	11.1
Health Care	9.8
Consumer Discretionary	5.6
Materials	4.7
Telecommunication Services	4.0
Utilities	3.3
Money Market Funds	0.4
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0	)(a)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Semiannual Report 2015

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Core Bond ETF

(Unaudited)

Performance Summary

■  Columbia Core Bond ETF (the Fund) returned 1.78% at net asset value and 1.83% at market price for the six-month period that ended April 30, 2015.

■  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.06% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	01/29/10	1.83	4.15	4.24	4.31
Net Asset Value	01/29/10	1.78	3.80	4.20	4.34
Barclays U.S. Aggregate Bond Index		2.06	4.46	4.12	4.22

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Core Bond ETF

(Unaudited)

Portfolio Management

Orhan Imer, Ph.D., CFA

Quality Breakdown (%) (at April 30, 2015)
AAA rating	62.0
AA rating	2.7
A rating	13.2
BBB rating	20.8
BB rating	1.3
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

For information on the rating methodology of each agency, please go to: www.moodys.com, www.fi or www.standardandpoors.com/home/en/us

Portfolio Breakdown (%) (at April 30, 2015)
Corporate Bond & Notes	37.4
U.S. Government & Agency Obligations	32.1
U.S. Treasury Obligations	27.2
Money Market Funds	14.7
Municipal Bonds	2.0
Asset-Backed Securities — Non-Agency	1.6
Mortgage-Backed Securities	1.3
Foreign Government Obligations	0.4
Total Investments	116.7
Liabilities in Excess of Other Assets	(16.7)
Net Assets	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA ETF TRUST

PERFORMANCE OVERVIEW

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Performance Summary

■  Columbia Intermediate Municipal Bond ETF (the Fund) returned 0.62% at net asset value and 0.65% at market price for the six-month period that ended April 30, 2015.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 0.91% for the same time period.

Average Annual Total Returns (%) (for period ended April 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Market Price	01/29/10	0.65	3.33	4.14	4.13
Net Asset Value	01/29/10	0.62	3.28	4.11	4.17
Barclays 3-15 Year Blend Municipal Bond Index		0.91	3.76	4.35	4.42

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleetf.com.

Columbia took over portfolio management in May 2011 upon its acquisition of the Fund's previous investment manager.

The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OVERVIEW

Columbia Intermediate Municipal Bond ETF

(Unaudited)

Portfolio Management

Brian McGreevy

Paul Fuchs, CFA

Quality Breakdown (%) (at April 30, 2015)
AAA rating	2.2
AA rating	38.9
A rating	43.9
BBB rating	14.2
Not rated	0.8
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

For information on the rating methodology of each agency, please go to: www.moodys.com, www.fi or www.standardandpoors.com/home/en/us

Top 10 States (%) (at April 30, 2015)
California	18.2
Texas	9.6
Illinois	8.3
Florida	7.7
Washington	6.4
New Jersey	5.5
Maryland	4.3
Alaska	4.2
New York	4.1
Colorado	3.6

Percentages indicated are based upon net assets.

For further detail about these holdings, please refer to the section entitled Portfolio of Investments.

Fund's holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Semiannual Report 2015

COLUMBIA ETF TRUST

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2015.

Actual Expenses

The information under each column in the table below entitled "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled "Expenses Paid for the Period 11/1/2014 to 4/30/2015" to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The information under each column in the table entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2014 ($)		Ending Account Value 4/30/2015 ($)		Expenses Paid For the Period 11/1/2014 to 4/30/2015* ($)		Annualized Expense Ratios for the Period 11/1/2014 to 4/30/2015** (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Large Cap Growth ETF	1,000.00	1,000.00	1,100.40	1,020.73	4.27	4.11	0.82
Columbia Select Large Cap Growth ETF	1,000.00	1,000.00	1,068.90	1,020.78	4.16	4.06	0.81
Columbia Select Large Cap Value ETF	1,000.00	1,000.00	1,020.00	1,021.08	3.76	3.76	0.75
Columbia Core Bond ETF	1,000.00	1,000.00	1,017.80	1,022.12	2.70	2.71	0.54
Columbia Intermediate Municipal Bond ETF	1,000.00	1,000.00	1,006.20	1,022.71	2.09	2.11	0.42

*Expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund's most recent fiscal half-year and divided by 365.

**Expense ratios reflect expense caps through the period ended April 30, 2015. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one year data in the Financial Highlights due to changes in the expense caps.

Had the Investment Manager not waived fees or reimbursed a portion of expenses, account values at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each Fund is for the period from inception date of such Fund through April 30, 2015.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Large Cap Growth ETF
October 2, 2009 – April 30, 2015
	0 - 49.9	453	551
	50 - 99.9	41	165
	100 - 199.9	3	157
	> 200	20	13
	Total	517	886
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Select Large Cap Growth ETF
October 2, 2009 – April 30, 2015
	0 - 49.9	572	434
	50 - 99.9	89	127
	100 - 199.9	6	142
	> 200	3	30
	Total	670	733

Semiannual Report 2015

COLUMBIA ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (continued)

(Unaudited)

		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Select Large Cap Value ETF
May 1, 2009 – April 30, 2015
	0 - 49.9	919	498
	50 - 99.9	76	3
	100 - 199.9	3	3
	> 200	4	3
	Total	1002	507
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Core Bond ETF
January 29, 2010 – April 30, 2015
	0 - 49.9	259	555
	50 - 99.9	123	215
	100 - 199.9	65	63
	> 200	38	4
	Total	485	837
		Market Price Above or Equal to NAV	Market Price Below NAV
	Basis Point Differential	Number of Days	Number of Days
Columbia Intermediate Municipal Bond ETF
January 29, 2010 – April 30, 2015
	0 - 49.9	216	852
	50 - 99.9	14	59
	100 - 199.9	4	117
	> 200	44	16
	Total	278	1044

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Large Cap Growth ETF

April 30, 2015 (Unaudited)

Common Stocks 99.8%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.6%
Auto Components 1.2%
Delphi Automotive PLC	1,298	107,734
Hotels, Restaurants & Leisure 1.8%
Starwood Hotels & Resorts Worldwide, Inc.	1,869	160,641
Household Durables 0.9%
Jarden Corp.(a)	1,581	80,916
Internet & Catalog Retail 4.4%
Amazon.com, Inc.(a)	471	198,658
Expedia, Inc.	774	72,934
Priceline Group, Inc. (The)(a)	101	125,019
Total		396,611
Media 4.8%
Comcast Corp. Class A	3,710	214,290
DISH Network Corp. Class A(a)	1,971	133,358
Time Warner, Inc.	1,094	92,344
Total		439,992
Specialty Retail 3.2%
Lowe's Cos., Inc.	4,192	288,661
Textiles, Apparel & Luxury Goods 3.3%
Hanesbrands, Inc.	4,467	138,834
lululemon athletica, inc.(a)	650	41,366
VF Corp.	1,665	120,596
Total		300,796
Total Consumer Discretionary		1,775,351
CONSUMER STAPLES 7.1%
Beverages 1.2%
Coca-Cola Enterprises, Inc.	2,514	111,647
Food & Staples Retailing 2.8%
CVS Health Corp.	1,689	167,701
Kroger Co. (The)	1,274	87,791
Total		255,492
Food Products 1.5%
Mead Johnson Nutrition Co.	838	80,381
WhiteWave Foods Co. (The)(a)	1,222	53,731
Total		134,112
Tobacco 1.6%
Philip Morris International, Inc.	1,750	146,073
Total Consumer Staples		647,324

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 4.7%
Energy Equipment & Services 1.6%
Schlumberger Ltd.	1,522	143,996
Oil, Gas & Consumable Fuels 3.1%
Anadarko Petroleum Corp.	1,405	132,211
EOG Resources, Inc.	672	66,494
Kinder Morgan, Inc.	1,919	82,421
Total		281,126
Total Energy		425,122
FINANCIALS 6.1%
Banks 1.5%
Fifth Third Bancorp	2,124	42,480
Wells Fargo & Co.	1,722	94,882
Total		137,362
Capital Markets 3.5%
BlackRock, Inc.	188	68,421
Goldman Sachs Group, Inc. (The)	362	71,104
Invesco Ltd.	2,702	111,917
TD Ameritrade Holding Corp.	1,654	59,957
Total		311,399
Real Estate Investment Trusts 1.1%
Simon Property Group, Inc.	564	102,360
Total Financials		551,121
HEALTH CARE 17.8%
Biotechnology 8.2%
Alkermes PLC(a)	1,286	71,206
Biogen, Inc.(a)	396	148,076
BioMarin Pharmaceutical, Inc.(a)	494	55,353
Bluebird Bio, Inc.(a)	240	31,966
Celgene Corp.(a)	1,206	130,320
Clovis Oncology, Inc.(a)	374	30,055
Dyax Corp.(a)	1,106	26,444
Incyte Corp.(a)	761	73,939
Intercept Pharmaceuticals, Inc.(a)	147	37,163
Receptos, Inc.(a)	152	22,396
Regulus Therapeutics, Inc.(a)	1,141	14,320
Vertex Pharmaceuticals, Inc.(a)	830	102,322
Total		743,560

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Growth ETF

April 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Align Technology, Inc.(a)	56	3,295
Medtronic PLC	1,852	137,881
Zimmer Holdings, Inc.	1,135	124,669
Total		265,845
Health Care Providers & Services 4.8%
Express Scripts Holding Co.(a)	1,755	151,632
Laboratory Corp. of America Holdings(a)	911	108,919
McKesson Corp.	794	177,380
Total		437,931
Pharmaceuticals 1.8%
Actavis PLC(a)	584	165,190
Total Health Care		1,612,526
INDUSTRIALS 9.6%
Aerospace & Defense 3.0%
Honeywell International, Inc.	1,621	163,591
Northrop Grumman Corp.	682	105,055
Total		268,646
Air Freight & Logistics 1.1%
FedEx Corp.	602	102,081
Industrial Conglomerates 1.0%
Carlisle Cos., Inc.	977	94,281
Machinery 3.9%
Ingersoll-Rand PLC	2,121	139,647
Pall Corp.	675	65,691
Snap-on, Inc.	967	144,615
Total		349,953
Road & Rail 0.6%
Kansas City Southern	535	54,832
Total Industrials		869,793
INFORMATION TECHNOLOGY 31.8%
Communications Equipment 1.3%
Palo Alto Networks, Inc.(a)	790	116,699
Internet Software & Services 7.1%
Alibaba Group Holding Ltd. ADR(a)	571	46,417
Facebook, Inc. Class A(a)	2,333	183,770
Google, Inc. Class A(a)	306	167,924

Common Stocks (continued)

Issuer	Shares	Value ($)
Google, Inc. Class C(a)	302	162,277
LinkedIn Corp. Class A(a)	331	83,455
Total		643,843
IT Services 2.5%
Visa, Inc. Class A	3,480	229,854
Semiconductors & Semiconductor Equipment 5.2%
Avago Technologies Ltd.	491	57,388
Broadcom Corp. Class A	2,130	94,157
NXP Semiconductors NV(a)	734	70,552
Qorvo, Inc.(a)	1,318	86,869
Skyworks Solutions, Inc.	1,135	104,704
SunEdison, Inc.(a)	2,323	58,818
Total		472,488
Software 8.7%
Electronic Arts, Inc.(a)	3,584	208,194
Microsoft Corp.	3,279	159,490
Red Hat, Inc.(a)	2,237	168,357
salesforce.com, inc.(a)	2,418	176,079
ServiceNow, Inc.(a)	1,034	77,405
Total		789,525
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	5,034	630,005
Total Information Technology		2,882,414
MATERIALS 2.4%
Chemicals 2.4%
Eastman Chemical Co.	1,464	111,586
Monsanto Co.	943	107,464
Total		219,050
Total Materials		219,050
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	1,232	62,142
Total Telecommunication Services		62,142
Total Common Stocks (Cost: $8,128,350)		9,044,843

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Growth ETF

April 30, 2015 (Unaudited)

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	37,537	37,537
Total Money Market Funds (Cost: $37,537)		37,537
Total Investments (Cost: $8,165,887)		9,082,380
Other Assets & Liabilities, Net		(14,531)
Net Assets		9,067,849

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Large Cap Growth ETF

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	9,044,843	—	—	9,044,843
Money Market Funds	37,537	—	—	37,537
Total	9,082,380	—	—	9,082,380

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Growth ETF

April 30, 2015 (Unaudited)

Common Stocks 99.7%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.4%
Automobiles 2.1%
Tesla Motors, Inc.(a)	890	201,185
Internet & Catalog Retail 9.0%
Amazon.com, Inc.(a)	972	409,970
Priceline Group, Inc. (The)(a)	350	433,234
Total		843,204
Specialty Retail 3.0%
Tractor Supply Co.	3,258	280,383
Textiles, Apparel & Luxury Goods 6.3%
Michael Kors Holdings Ltd.(a)	3,416	211,314
NIKE, Inc. Class B	3,828	378,359
Total		589,673
Total Consumer Discretionary		1,914,445
ENERGY 6.7%
Energy Equipment & Services 2.8%
FMC Technologies, Inc.(a)	5,974	263,453
Oil, Gas & Consumable Fuels 3.9%
Cabot Oil & Gas Corp.	10,901	368,672
Total Energy		632,125
HEALTH CARE 25.3%
Biotechnology 15.5%
Alexion Pharmaceuticals, Inc.(a)	1,899	321,368
Biogen, Inc.(a)	806	301,388
Celgene Corp.(a)	2,799	302,460
Intercept Pharmaceuticals, Inc.(a)	651	164,579
Vertex Pharmaceuticals, Inc.(a)	2,978	367,128
Total		1,456,923
Life Sciences Tools & Services 3.4%
Illumina, Inc.(a)	1,710	315,067
Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	5,991	381,806
Novo Nordisk A/S ADR	3,910	220,016
Total		601,822
Total Health Care		2,373,812
INDUSTRIALS 2.0%
Aerospace & Defense 2.0%
Precision Castparts Corp.	934	193,049
Total Industrials		193,049

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 42.8%
Internet Software & Services 18.7%
Alibaba Group Holding Ltd. ADR(a)	3,105	252,405
Baidu, Inc. ADR(a)	1,643	329,060
Facebook, Inc. Class A(a)	3,906	307,676
LinkedIn Corp. Class A(a)	1,338	337,350
MercadoLibre, Inc.	1,932	274,981
Twitter, Inc.(a)	6,509	253,591
Total		1,755,063
IT Services 7.1%
Cognizant Technology Solutions Corp. Class A(a)	4,346	254,415
Visa, Inc. Class A	6,232	411,624
Total		666,039
Semiconductors & Semiconductor Equipment 2.8%
ARM Holdings PLC ADR	5,203	265,301
Software 14.2%
Mobileye NV(a)	4,200	188,412
salesforce.com, inc.(a)	5,379	391,699
ServiceNow, Inc.(a)	1,740	130,256
Splunk, Inc.(a)	4,773	316,665
VMware, Inc. Class A(a)	3,515	309,671
Total		1,336,703
Total Information Technology		4,023,106
MATERIALS 2.5%
Chemicals 2.5%
Monsanto Co.	2,067	235,555
Total Materials		235,555
Total Common Stocks (Cost: $8,193,009)		9,372,092

Money Market Funds 0.5%

	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	45,805	45,805
Total Money Market Funds (Cost: $45,805)		45,805
Total Investments (Cost: $8,238,814)		9,417,897
Other Assets & Liabilities, Net		(20,288)
Net Assets		9,397,609

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Large Cap Growth ETF

April 30, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Large Cap Growth ETF

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	9,372,092	—	—	9,372,092
Money Market Funds	45,805	—	—	45,805
Total	9,417,897	—	—	9,417,897

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Value ETF

April 30, 2015 (Unaudited)

Common Stocks 99.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 5.6%
Multiline Retail 2.1%
Nordstrom, Inc.	2,495	188,522
Specialty Retail 3.5%
Lowe's Cos., Inc.	4,617	317,927
Total Consumer Discretionary		506,449
CONSUMER STAPLES 11.3%
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	931	133,180
Food Products 3.8%
Tyson Foods, Inc. Class A	8,766	346,257
Tobacco 6.1%
Altria Group, Inc.	6,376	319,119
Philip Morris International, Inc.	2,829	236,136
Total		555,255
Total Consumer Staples		1,034,692
ENERGY 14.0%
Oil, Gas & Consumable Fuels 14.0%
Anadarko Petroleum Corp.	2,752	258,963
Chevron Corp.	1,055	117,168
ConocoPhillips	2,653	180,192
Marathon Oil Corp.	3,548	110,343
Marathon Petroleum Corp.	2,312	227,894
Valero Energy Corp.	4,273	243,134
Williams Cos., Inc. (The)	2,790	142,820
Total		1,280,514
Total Energy		1,280,514
FINANCIALS 24.6%
Banks 14.1%
Bank of America Corp.	15,982	254,593
Citigroup, Inc.	7,030	374,840
JPMorgan Chase & Co.	5,463	345,590
Wells Fargo & Co.	5,741	316,329
Total		1,291,352
Capital Markets 2.8%
Morgan Stanley	6,885	256,879
Insurance 7.7%
MetLife, Inc.	4,473	229,420

Common Stocks (continued)

Issuer	Shares	Value ($)
Prudential Financial, Inc.	2,937	239,659
Unum Group	6,863	234,440
Total		703,519
Total Financials		2,251,750
HEALTH CARE 9.8%
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	1,852	127,306
Health Care Providers & Services 4.8%
Express Scripts Holding Co.(a)	2,226	192,326
Humana, Inc.	1,476	244,426
Total		436,752
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	5,170	329,484
Total Health Care		893,542
INDUSTRIALS 11.2%
Aerospace & Defense 6.9%
General Dynamics Corp.	1,212	166,432
Honeywell International, Inc.	2,400	242,208
United Technologies Corp.	1,894	215,442
Total		624,082
Road & Rail 4.3%
CSX Corp.	5,554	200,444
Union Pacific Corp.	1,833	194,719
Total		395,163
Total Industrials		1,019,245
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 1.9%
Juniper Networks, Inc.	6,414	169,522
Electronic Equipment, Instruments & Components 2.1%
Corning, Inc.	9,369	196,093
IT Services 3.9%
Teradata Corp.(a)	8,117	357,067
Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc.	14,817	293,228
Total Information Technology		1,015,910
MATERIALS 4.7%
Chemicals 2.7%
E.I. du Pont de Nemours & Co.	3,360	245,952

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Large Cap Value ETF

April 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Metals & Mining 2.0%
Freeport-McMoRan, Inc.	8,039	187,068
Total Materials		433,020
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	7,318	369,120
Total Telecommunication Services		369,120
UTILITIES 3.3%
Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	22,884	303,213
Total Utilities		303,213
Total Common Stocks (Cost: $7,423,257)		9,107,455

Money Market Funds 0.4%

	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	34,382	34,382
Total Money Market Funds (Cost: $34,382)		34,382
Total Investments (Cost: $7,457,639)		9,141,837
Other Assets & Liabilities, Net		(4,401)
Net Assets		9,137,436

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Select Large Cap Value ETF

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	9,107,455	—	—	9,107,455
Money Market Funds	34,382	—	—	34,382
Total	9,141,837	—	—	9,141,837

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Corporate Bond & Notes 37.4%

Issuer	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.7%
L-3 Communications Corp. 3.950%, 11/15/16	20,000	20,713
Lockheed Martin Corp. 2.125%, 09/15/16	15,000	15,267
Total		35,980
AUTOMOTIVE 0.9%
Ford Motor Credit Co. LLC 0.706%, 11/08/16(a)	25,000	24,918
Toyota Motor Credit Corp. 0.457%, 05/16/17(a)	25,000	24,974
Total		49,892
BANKING 4.4%
Bank of America Corp. 6.400%, 08/28/17	40,000	44,181
Bank of America NA 0.551%, 06/15/16(a)	10,000	9,964
Citigroup, Inc. 4.500%, 01/14/22	10,000	10,878
Fifth Third Bancorp 0.690%, 12/20/16(a)	10,000	9,943
2.300%, 03/01/19	25,000	25,248
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21	10,000	11,316
6.000%, 06/15/20	30,000	34,754
HSBC Holdings PLC 5.100%, 04/05/21	10,000	11,355
JPMorgan Chase & Co. 5.150%, 10/01/15	25,000	25,445
6.400%, 05/15/38	10,000	12,988
KeyCorp 2.300%, 12/13/18	25,000	25,424
Morgan Stanley 4.750%, 03/22/17	10,000	10,614
Total		232,110
CHEMICALS 0.7%
Eastman Chemical Co. 5.500%, 11/15/19	15,000	16,884
LYB International Finance BV 4.000%, 07/15/23	20,000	21,165
Total		38,049

Corporate Bond & Notes (continued)

Issuer	Principal Amount ($)	Value ($)
CONSTRUCTION MACHINERY 1.0%
Caterpillar Financial Services Corp. 0.501%, 02/26/16(a)	10,000	10,016
5.450%, 04/15/18	30,000	33,489
John Deere Capital Corp. 0.566%, 01/16/18(a)	10,000	10,010
Total		53,515
DIVERSIFIED MANUFACTURING 0.5%
United Technologies Corp. 3.100%, 06/01/22	25,000	25,867
ELECTRIC 2.2%
Berkshire Hathaway Energy Co. 5.750%, 04/01/18	14,000	15,698
Entergy Corp. 3.625%, 09/15/15	10,000	10,089
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	10,734
Exelon Generation Co. LLC 5.200%, 10/01/19	10,000	11,136
PPL Capital Funding, Inc. 3.400%, 06/01/23	10,000	10,259
PPL Energy Supply LLC 4.600%, 12/15/21	15,000	14,028
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	15,806
Southern Power Co. 4.875%, 07/15/15	30,000	30,258
Total		118,008
ENVIRONMENTAL 0.6%
Waste Management, Inc. 4.750%, 06/30/20	30,000	33,563
FOOD AND BEVERAGE 1.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	30,000	34,380
Campbell Soup Co. 3.800%, 08/02/42	2,000	1,806
ConAgra Foods, Inc. 3.200%, 01/25/23	19,000	18,634
PepsiCo, Inc. 0.471%, 02/26/16(a)	10,000	10,016
Total		64,836

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Corporate Bond & Notes (continued)

Issuer	Principal Amount ($)	Value ($)
FOREIGN AGENCIES 0.5%
Petrobras International Finance Co. 5.875%, 03/01/18	15,000	15,336
Petroleos Mexicanos 5.500%, 06/27/44	10,000	9,865
Total		25,201
GAS PIPELINES 2.3%
El Paso Corp. 6.500%, 09/15/20	20,000	23,438
El Paso Pipeline Partners Operating Co. LLC 4.300%, 05/01/24	15,000	15,246
5.000%, 10/01/21	10,000	10,777
Energy Transfer Partners LP 6.500%, 02/01/42	10,000	11,416
Kinder Morgan Energy Partners LP 3.500%, 03/01/21	10,000	10,091
NiSource Finance Corp. 5.250%, 02/15/43	10,000	11,622
5.800%, 02/01/42	15,000	18,462
TransCanada Pipelines Ltd. 3.800%, 10/01/20	10,000	10,709
Transcontinental Gas Pipe Line Co. LLC 4.450%, 08/01/42	10,000	8,926
Total		120,687
HEALTH CARE 1.6%
Becton, Dickinson and Co. 2.675%, 12/15/19	5,000	5,099
Bio-Rad Laboratories, Inc. 4.875%, 12/15/20	30,000	32,766
Boston Scientific Corp. 6.250%, 11/15/15	15,000	15,408
McKesson Corp. 3.250%, 03/01/16	30,000	30,600
Total		83,873
HEALTHCARE INSURANCE 0.4%
Aetna, Inc. 2.750%, 11/15/22	10,000	9,956
Anthem, Inc. 3.300%, 01/15/23	10,000	10,104
Total		20,060
INDEPENDENT ENERGY 0.8%
Anadarko Petroleum Corp. 6.375%, 09/15/17	20,000	22,224

Corporate Bond & Notes (continued)

Issuer	Principal Amount ($)	Value ($)
Encana Corp. 3.900%, 11/15/21	10,000	10,486
Nexen Energy ULC 5.875%, 03/10/35	10,000	11,504
Total		44,214
INTEGRATED ENERGY 1.0%
Murphy Oil Corp. 5.125%, 12/01/42	10,000	8,838
Shell International Finance BV 3.100%, 06/28/15	10,000	10,044
Total Capital International SA 3.750%, 04/10/24	30,000	31,833
Total		50,715
LIFE INSURANCE 2.3%
Genworth Holdings, Inc. 4.900%, 08/15/23	25,000	21,750
Hartford Financial Services Group, Inc. (The) 5.375%, 03/15/17	25,000	26,758
MetLife, Inc. 6.400%, 12/15/36	40,000	47,100
Prudential Financial, Inc. 4.500%, 11/16/21	15,000	16,668
6.625%, 06/21/40	5,000	6,552
Total		118,828
MEDIA CABLE 0.8%
Comcast Corp. 5.150%, 03/01/20	20,000	22,859
DIRECTV Holdings LLC 2.400%, 03/15/17	8,000	8,141
6.375%, 03/01/41	10,000	11,785
Total		42,785
MEDIA NON-CABLE 0.3%
Reed Elsevier Capital, Inc. 3.125%, 10/15/22	15,000	15,028
METALS 0.9%
Alcoa, Inc. 5.400%, 04/15/21	15,000	16,464
6.750%, 07/15/18	5,000	5,655
Arcelormittal 6.250%, 03/01/21	5,000	5,229
Freeport-McMoRan, Inc. 3.100%, 03/15/20	10,000	9,883

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Corporate Bond & Notes (continued)

Issuer	Principal Amount ($)	Value ($)
Vale Overseas Ltd. 4.375%, 01/11/22	10,000	9,657
Total		46,888
MIDSTREAM 0.2%
Kinder Morgan, Inc. 3.050%, 12/01/19	10,000	10,099
NON-CAPTIVE CONSUMER 0.2%
Discover Financial Services 6.450%, 06/12/17	10,000	10,986
NON-CAPTIVE DIVERSIFIED 1.1%
General Electric Capital Corp. 2.300%, 04/27/17	10,000	10,262
4.375%, 09/16/20	40,000	44,533
Total		54,795
OIL FIELD SERVICES 1.0%
Noble Holding International Ltd. 6.950%, 04/01/45	50,000	48,401
Weatherford International Ltd. 5.125%, 09/15/20	5,000	5,066
Total		53,467
OTHER FINANCIAL INSTITUTIONS 0.4%
NYSE Euronext 2.000%, 10/05/17	20,000	20,280
PHARMACEUTICALS 0.6%
Teva Pharmaceutical Finance III LLC 3.000%, 06/15/15	30,000	30,081
PROPERTY & CASUALTY 1.2%
ACE INA Holdings, Inc. 5.700%, 02/15/17	30,000	32,423
Berkshire Hathaway, Inc. 1.900%, 01/31/17	10,000	10,206
Liberty Mutual Group, Inc. 4.950%, 05/01/22	20,000	22,011
Total		64,640
RAILROADS 1.4%
Burlington Northern Santa Fe LLC 3.050%, 03/15/22	15,000	15,384
4.550%, 09/01/44	10,000	10,511
Canadian Pacific Railway Co. 6.500%, 05/15/18	10,000	11,359

Corporate Bond & Notes (continued)

Issuer	Principal Amount ($)	Value ($)
CSX Corp. 7.375%, 02/01/19	30,000	35,789
Total		73,043
REITS 0.5%
Boston Properties LP 4.125%, 05/15/21	15,000	16,202
Simon Property Group LP 2.150%, 09/15/17	10,000	10,219
Total		26,421
RESTAURANTS 0.7%
McDonald's Corp. 2.625%, 01/15/22	10,000	10,079
Yum! Brands, Inc. 3.875%, 11/01/23	25,000	25,819
Total		35,898
SUPRANATIONAL 0.5%
European Investment Bank 5.125%, 05/30/17	25,000	27,213
TECHNOLOGY 3.7%
Apple, Inc. 2.850%, 05/06/21	15,000	15,526
Cisco Systems, Inc. 2.125%, 03/01/19	5,000	5,089
4.450%, 01/15/20	30,000	33,459
Intel Corp. 3.300%, 10/01/21	25,000	26,451
Jabil Circuit, Inc. 7.750%, 07/15/16	30,000	32,137
Microsoft Corp. 3.750%, 02/12/45	20,000	18,948
Oracle Corp. 2.500%, 05/15/22(b)	25,000	24,847
6.500%, 04/15/38	30,000	39,404
Total		195,861
TRANSPORTATION SERVICES 0.2%
ERAC USA Finance LLC 5.625%, 03/15/42	10,000	11,553
WIRELESS 0.4%
American Tower Corp. 5.050%, 09/01/20	20,000	22,061

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Corporate Bond & Notes (continued)

Issuer	Principal Amount ($)	Value ($)
WIRELINES 2.2%
AT&T, Inc. 1.700%, 06/01/17	10,000	10,053
5.800%, 02/15/19	30,000	33,914
Telecom Italia Capital SA 7.175%, 06/18/19	5,000	5,750
Verizon Communications, Inc. 2.625%, 02/21/20	32,000	32,363
3.000%, 11/01/21	10,000	10,117
6.350%, 04/01/19	20,000	23,173
Total		115,370
Total Corporate Bond & Notes (Cost: $1,877,999)		1,971,867

U.S. Government & Agency Obligations 32.1%

FEDERAL NATIONAL MORTGAGE ASSOCIATION 16.0%
2.375%, 07/28/15	100,000	100,549
3.000%, 05/15/30(b)	125,000	130,805
3.500%, 01/25/24	21,662	22,366
3.500%, 05/15/30(b)	125,000	132,695
3.500%, 05/15/45(b)	100,000	104,766
4.000%, 03/01/26	21,790	23,451
4.000%, 06/25/37	1,301	1,313
4.000%, 03/01/41	54,657	58,598
4.000%, 05/15/45(b)	50,000	53,429
4.500%, 02/01/22	6,989	7,346
4.500%, 08/01/39	82,223	90,823
4.500%, 03/01/41	39,579	43,360
5.000%, 03/01/24	2,311	2,510
5.000%, 10/01/39	24,952	27,759
5.500%, 04/01/38	10,557	11,935
6.000%, 09/01/39	14,725	16,850
6.500%, 09/01/38	12,001	13,721
Total		842,276
FEDERAL HOME LOAN MORTGAGE CORPORATION 8.1%
2.500%, 05/27/16	200,000	204,508
3.500%, 03/15/24	4,493	4,586
3.500%, 09/15/24	3,588	3,708
3.750%, 03/27/19	100,000	109,209
5.000%, 02/01/40	56,756	63,486
5.500%, 05/01/35	23,919	27,127
6.000%, 10/01/38	8,605	9,788
6.500%, 08/01/38	1,119	1,285
Total		423,697
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 8.0%
1.883%, 04/16/32	19,662	19,723
2.210%, 11/16/34	3,497	3,498

U.S. Government & Agency Obligations (continued)

Issuer	Principal Amount ($)	Value ($)
2.210%, 12/16/35	12,603	12,648
3.500%, 05/15/45(b)	50,000	52,697
4.000%, 05/15/45(b)	75,000	81,009
4.500%, 05/15/45(b)	200,000	220,352
5.000%, 02/15/40	18,408	20,657
6.000%, 12/15/37	8,512	9,688
Total		420,272
Total U.S. Government & Agency Obligations (Cost: $1,644,467)		1,686,245

U.S. Treasury Obligations 27.2%

U.S. TREASURY INFLATION INDEXED NOTE 9.4%
0.125%, 04/15/16	75,000	80,733
0.125%, 04/15/19	100,000	102,465
0.125%, 01/15/22	165,000	173,120
1.125%, 01/15/21	120,000	138,618
Total		494,936
U.S. TREASURY BOND 9.3%
2.500%, 02/15/45	30,000	28,500
2.750%, 08/15/42	55,000	55,034
4.375%, 02/15/38	70,000	91,033
4.375%, 05/15/41	80,000	105,350
5.000%, 05/15/37	65,000	91,858
5.250%, 11/15/28	50,000	67,227
5.375%, 02/15/31	35,000	48,814
Total		487,816
U.S. TREASURY NOTE 7.8%
1.000%, 06/30/19(b)	100,000	98,844
2.125%, 01/31/21	80,000	82,181
2.250%, 07/31/21	80,000	82,512
7.500%, 11/15/24	100,000	147,969
Total		411,506
U.S. TREASURY INFLATION INDEXED BOND-0.7%
2.375%, 01/15/27	25,000	35,988
Total U.S. Treasury Obligations (Cost: $1,354,475)		1,430,246

Municipal Bonds 2.0%

Issue Description	Principal Amount ($)	Value ($)
CALIFORNIA 0.6%
State of California 7.550%, 04/01/39	20,000	30,824

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
ILLINOIS 0.9%
Metropolitan Water Reclamation District of Greater Chicago 5.720%, 12/01/38	30,000	37,351
State of Illinois 5.877%, 03/01/19	10,000	11,092
Total Illinois		48,443
OHIO 0.5%
Bowling Green State University Revenue Bonds 5.080%, 06/01/18	20,000	21,988
JobsOhio Beverage System Series B Revenue Bonds 3.235%, 01/01/23	5,000	5,035
Total Ohio		27,023
Total Municipal Bonds (Cost: $91,375)		106,290

Asset-Backed Securities — Non-Agency 1.6%

Issuer	Principal Amount ($)	Value ($)
Resolution Funding Corp Principal Strip 0.000%, 10/15/19	25,000	23,209
Small Business Administration Participation Certificates 3.920%, 10/01/29	28,010	29,787
3.150%, 07/01/33	22,982	24,016
Smart Trust/Australia 0.840%, 09/14/16	5,464	5,465
Toyota Auto Receivables Owner Trust 0.750%, 02/16/16	142	142
Total Asset-Backed Securities — Non-Agency (Cost: $78,254)		82,619

Mortgage-Backed Securities 1.3%

Issuer	Principal Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322%, 12/11/49(c)	25,000	26,227
Greenwich Capital Commercial Funding Corp. 5.444%, 03/10/39(c)	25,000	26,320
Wachovia Bank Commercial Mortgage Trust 5.439%, 12/15/44(a)(c)	15,242	15,371
Total Mortgage-Backed Securities (Cost: $71,558)		67,918
Foreign Government Obligations 0.4%
Mexico Government International Bond 3.625%, 03/15/22	8,000	8,260
Turkey Government International Bond 6.875%, 03/17/36	10,000	12,173
Total Foreign Government Obligations (Cost: $18,485)		20,433

Money Market Funds 14.7%

	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(d)	770,596	770,596
Total Money Market Funds (Cost: $770,596)		770,596
Total Investments (Cost: $5,907,209)		6,136,214
Other Assets & Liabilities, Net		(876,511)
Net Assets		5,259,703

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  The rate shown is the seven-day current annualized yield at April 30, 2015.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Core Bond ETF

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Bond & Notes	—	1,971,867	—	1,971,867
U.S. Government & Agency Obligations	—	1,686,245	—	1,686,245
U.S. Treasury Obligations	1,430,246	—	—	1,430,246
Municipal Bonds	—	106,290	—	106,290
Asset-Backed Securities — Non-Agency	—	82,619	—	82,619
Mortgage-Backed Securities	—	67,918	—	67,918
Foreign Government Obligations	—	20,433	—	20,433
Money Market Funds	770,596	—	—	770,596
Total	2,200,842	3,935,372	—	6,136,214

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS

Columbia Intermediate Municipal Bond ETF

April 30, 2015 (Unaudited)

Municipal Bonds 98.2%

Issue Description	Principal Amount ($)	Value ($)
ALASKA 4.2%
Alaska Industrial Development & Export Authority Revolving Fund Series A Revenue Bonds 5.000%, 04/01/19	100,000	113,724
North Slope Borough of Alaska Series A 5.000%, 06/30/17	100,000	109,208
Total Alaska		222,932
ARIZONA 2.2%
City of Scottsdale 5.000%, 07/01/24	100,000	117,997
CALIFORNIA 18.2%
California Health Facilities Financing Authority Revenue Scripps Health Series A Revenue Bonds 5.000%, 11/15/24	100,000	116,790
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	105,240
California State Public Works Board Series A Revenue Bonds 5.000%, 09/01/31	100,000	114,946
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation Revenue Bonds 5.000%, 06/01/20	200,000	232,706
California Statewide Communities Development Authority Series A Revenue Bonds 5.000%, 10/01/28	100,000	111,796
San Diego Public Facilities Financing Authority Sewer Revenue Series A Revenue Bonds 5.000%, 05/15/24	150,000	173,192
State of California 5.000%, 02/01/27	100,000	116,048
Total California		970,718
COLORADO 3.6%
Colorado Health Facilities Authority Revenue Bonds 5.000%, 12/01/27	75,000	82,645

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
Denver Colorado City & County Airport Revenue System Series A Revenue Bonds 5.000%, 11/15/23	100,000	106,928
Total Colorado		189,573
FLORIDA 7.7%
Citizens Property Insurance Corp. Series A-1 Revenue Bonds 5.500%, 06/01/17	150,000	164,418
County of Miami-Dade Florida Aviation Revenue Series B Revenue Bonds 5.000%, 10/01/32	120,000	135,464
Orlando Utilities Commission Utility System Revenue Series B Revenue Bonds 5.000%, 10/01/23	100,000	113,375
Total Florida		413,257
ILLINOIS 8.3%
City of Chicago Waterworks Revenue Revenue Bonds 5.000%, 11/01/25	200,000	226,740
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A Revenue Bonds 5.500%, 08/15/24	100,000	111,550
Illinois Municipal Electric Agency Series A Revenue Bonds 5.000%, 02/01/30	60,000	68,528
State of Illinois 5.250%, 02/01/31	35,000	37,560
Total Illinois		444,378
INDIANA 1.9%
Indiana Health & Educational Facilities Financing Authority Series B Revenue Bonds 5.000%, 02/15/16	100,000	103,728
KANSAS 2.1%
University of Kansas Hospital Authority Revenue Bonds 5.000%, 09/01/33	100,000	112,449

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
LOUISIANA 1.5%
Parish of St. Charles Louisiana Revenue Bonds 4.000%, 12/01/40	75,000	81,188
MARYLAND 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital Series A Revenue Bonds 5.000%, 07/01/21	200,000	228,790
MASSACHUSETTS 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B Revenue Bonds 4.750%, 09/01/23	100,000	111,009
MICHIGAN 1.5%
Royal Oak Hospital Finance Authority Series D Revenue Bonds 5.000%, 09/01/32	75,000	82,526
MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 5.000%, 02/01/26	75,000	84,584
NEVADA 2.9%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax Revenue Bonds 5.000%, 07/01/19	135,000	154,910
NEW JERSEY 5.5%
New Jersey Economic Development Authority Revenue School Facilities Construction Series EE Revenue Bonds 5.000%, 09/01/23	165,000	179,528
New Jersey Transportation Trust Fund Authority Transportation System Series B Revenue Bonds 5.500%, 12/15/19	100,000	113,908
Total New Jersey		293,436

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
NEW MEXICO 2.0%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund Series C Revenue Bonds 5.250%, 06/15/18	100,000	109,132
NEW YORK 4.1%
New York State Thruway Authority Series H Revenue Bonds 5.000%, 01/01/22	100,000	110,175
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A Revenue Bonds 5.000%, 03/15/18	100,000	111,186
Total New York		221,361
OKLAHOMA 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A Revenue Bonds 5.000%, 01/01/23	100,000	112,642
PENNSYLVANIA 2.2%
Lancaster County Solid Waste Management Authority Series A Revenue Bonds 5.250%, 12/15/29	100,000	114,772
SOUTH CAROLINA 2.1%
County of Florence South Carolina Revenue Bonds 5.000%, 11/01/32	100,000	114,297
TEXAS 9.6%
Central Texas Turnpike System Series C Revenue Bonds 5.000%, 08/15/32	50,000	55,193
Harris County, Texas Series C Revenue Bonds 5.000%, 08/15/22	100,000	115,586
Lower Colorado River Authority Texas Revenue Revenue Bonds 5.000%, 05/15/22	100,000	113,763
North Texas Tollway Authority Revenue Bonds 5.000%, 01/01/31	50,000	55,525

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2015 (Unaudited)

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
North Texas Tollway Authority Revenue Specials Projects System Series A Revenue Bonds 5.000%, 09/01/30	150,000	172,849
Total Texas		512,916
WASHINGTON 6.4%
Energy Northwest Washington Electric Revenue Columbia Station Series A Revenue Bonds 5.000%, 07/01/22	75,000	90,682
FYI Properties Washington Lease Revenue Washington State District Project Revenue Bonds 5.000%, 06/01/22	100,000	113,760
Port of Seattle Washington Revenue Authority Series A Revenue Bonds 5.500%, 09/01/20	115,000	137,284
Total Washington		341,726

Municipal Bonds (continued)

Issue Description	Principal Amount ($)	Value ($)
WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc. Series A Revenue Bonds 5.250%, 04/15/24	100,000	112,237
Total Municipal Bonds (Cost: $4,988,073)		5,250,558

Money Market Funds 0.8%

	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Institutional Shares 0.000%(a)	43,176	43,176
Total Money Market Funds (Cost: $43,176)		43,176
Total Investments (Cost: $5,031,249)		5,293,734
Other Assets & Liabilities, Net		52,250
Net Assets		5,345,984

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at April 30, 2015.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

PORTFOLIO OF INVESTMENTS (continued)

Columbia Intermediate Municipal Bond ETF

April 30, 2015 (Unaudited)

Fair Value Measurements (continued)

the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at April 30, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	—	5,250,558	—	5,250,558
Money Market Funds	43,176	—	—	43,176
Total	43,176	5,250,558	—	5,293,734

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (unaudited)

	Columbia Large Cap Growth ETF	Columbia Select Large Cap Growth ETF	Columbia Select Large Cap Value ETF	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Assets
Investments, at cost:	$8,165,887	$8,238,814	$7,457,639	$5,907,209	$5,031,249
Investments, at fair value (Note 2)	$9,082,380	$9,417,897	$9,141,837	$6,136,214	$5,293,734
Receivable for:
Due from investment manager	9,990	10,542	11,677	14,968	12,981
Dividends	3,438	3,341	10,792	—	—
Interest	—	—	—	39,631	66,788
Investment securities sold	—	—	101,395	—	—
Prepaid expenses	7,107	10,810	6,196	7,211	7,206
Total assets	9,102,915	9,442,590	9,271,897	6,198,024	5,380,709
Liabilities
Payable for:
Compensation of board members	10,316	10,435	10,762	10,353	10,368
Advisory fees	5,205	6,000	5,786	2,173	2,120
Investment securities purchased	—	—	102,747	125,262	—
Investment securities purchased on a delayed delivery basis	—	—	—	775,320	—
Other accrued expenses	19,545	28,546	15,166	25,213	22,237
Total liabilities	35,066	44,981	134,461	938,321	34,725
Net assets applicable to outstanding capital stock	$9,067,849	$9,397,609	$9,137,436	$5,259,703	$5,345,984
Represented by
Paid-in capital	$7,950,875	$7,246,076	$7,456,179	$5,018,840	$5,109,440
Undistributed (accumulated) net investment income (loss)	(1,679)	(32,306)	10,918	379	26,818
Undistributed (accumulated) net realized gain (loss) on investments	202,160	1,004,756	(13,859)	11,479	(52,759)
Net unrealized appreciation on investments	916,493	1,179,083	1,684,198	229,005	262,485
Total — representing net assets applicable to outstanding capital stock	$9,067,849	$9,397,609	$9,137,436	$5,259,703	$5,345,984
Shares outstanding	200,010	200,010	200,022	100,010	100,010
Net asset value per share	$45.34	$46.99	$45.68	$52.59	$53.45

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2015 (Unaudited)

	Columbia Large Cap Growth ETF	Columbia Select Large Cap Growth ETF	Columbia Select Large Cap Value ETF	Columbia Core Bond ETF	Columbia Intermediate Municipal Bond ETF
Investment Income
Dividends	$46,192	$15,168	$99,252	$—	$—
Interest	—	—	—	60,828	88,793
Foreign taxes withheld	(286)	—	—	—	—
Total income	45,906	15,168	99,252	60,828	88,793
Expenses:
Administration fees	37,192	37,192	37,192	37,192	37,192
Advisory fees	26,289	37,540	34,803	13,017	12,818
Transfer agent fees	5,951	5,951	5,951	5,951	5,951
Compensation of board members	5,228	5,271	5,274	5,230	5,232
Professional fees	5,792	6,733	6,329	7,275	6,605
Exchange listing fees	3,750	3,750	3,750	3,720	3,720
Pricing fees	3,735	3,371	3,386	22,252	12,805
Shareholder reporting fees	3,456	8,172	5,226	4,313	4,106
Custody fees	2,951	2,242	2,023	4,157	1,276
Insurance fees	2,411	3,327	2,201	2,435	2,433
Other	1,267	1,159	1,392	1,144	1,144
Total expenses	98,022	114,708	107,527	106,686	93,282
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(69,900)	(75,233)	(73,470)	(92,639)	(82,066)
Total net expenses	28,122	39,475	34,057	14,047	11,216
Net investment income (loss)	17,784	(24,307)	65,195	46,781	77,577
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	228,515	475,157	13,207	24,242	17,549
In-kind transactions	—	558,357	—	—	—
Total realized gain	228,515	1,033,514	13,207	24,242	17,549
Change in net unrealized appreciation (depreciation) on investments	333,411	(451,959)	107,385	21,272	(61,301)
Net realized and unrealized gain (loss) on investments	561,926	581,555	120,592	45,514	(43,752)
Net increase in net assets resulting from operations	$579,710	$557,248	$185,787	$92,295	$33,825

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Columbia Large Cap Growth ETF		Columbia Select Large Cap Growth ETF		Columbia Select Large Cap Value ETF
	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014
Operations
Net investment income (loss)	$17,784	$12,685	$(24,307)	$(45,636)	$65,195	$88,055
Net realized gain	228,515	287,104	1,033,514	3,474,086	13,207	125,540
Net change in unrealized appreciation (depreciation)	333,411	115,932	(451,959)	(1,451,488)	107,385	687,546
Net increase in net assets resulting from operations	579,710	415,721	557,248	1,976,962	185,787	901,141
Distributions to shareholders
Net investment income	(28,178)	(10,706)	—	—	(100,541)	(51,898)
Net realized gains	(308,121)	(91,000)	(703,743)	—	(150,349)	(30,626)
Total distributions to shareholders	(336,299)	(101,706)	(703,743)	—	(250,890)	(82,524)
Shareholder transactions
Proceeds from shares sold	2,321,360	4,243,547	—	4,213,145	—	4,403,807
Cost of shares redeemed	—	—	(2,326,902)	(8,442,570)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	2,321,360	4,243,547	(2,326,902)	(4,229,425)	—	4,403,807
Increase (decrease) in net assets	2,564,771	4,557,562	(2,473,397)	(2,252,463)	(65,103)	5,222,424
Net Assets
Net assets at beginning of period	6,503,078	1,945,516	11,871,006	14,123,469	9,202,539	3,980,115
Net assets at end of period	$9,067,849	$6,503,078	$9,397,609	$11,871,006	$9,137,436	$9,202,539
Undistributed (accumulated) net investment income (loss)	$(1,679)	$8,715	$(32,306)	$(7,999)	$10,918	$46,264
Capital stock activity
Shares outstanding, beginning of period	150,010	50,010	250,010	350,010	200,022	100,022
Subscriptions	50,000	100,000	—	100,000	—	100,000
Redemptions	—	—	(50,000)	(200,000)	—	—
Shares outstanding, end of period	200,010	150,010	200,010	250,010	200,022	200,022

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Columbia Core Bond ETF		Columbia Intermediate Municipal Bond ETF
	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Year Ended October 31, 2014
Operations
Net investment income	$46,781	$108,372	$77,577	$150,867
Net realized gain	24,242	33,169	17,549	9,826
Net change in unrealized appreciation (depreciation)	21,272	61,368	(61,301)	110,378
Net increase in net assets resulting from operations	92,295	202,909	33,825	271,071
Distributions to shareholders
Net investment income	(50,563)	(121,074)	(74,629)	(146,592)
Total distributions to shareholders	(50,563)	(121,074)	(74,629)	(146,592)
Increase (decrease) in net assets	41,732	81,835	(40,804)	124,479
Net Assets
Net assets at beginning of period	5,217,971	5,136,136	5,386,788	5,262,309
Net assets at end of period	$5,259,703	$5,217,971	$5,345,984	$5,386,788
Undistributed net investment income	$379	$4,161	$26,818	$23,870
Capital stock activity
Shares outstanding, beginning of period	100,010	100,010	100,010	100,010
Subscriptions	—	—	—	—
Redemptions	—	—	—	—
Shares outstanding, end of period	100,010	100,010	100,010	100,010

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Large Cap Growth ETF

	For the Six Months Ended April 30, 2015		For the Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$43.35		$38.90	$30.60	$31.00	$29.56	$25.12
Net investment income (loss)(a)	0.12		0.23	0.27	0.14	(0.02)	(0.05)
Net realized and unrealized gain	4.11		6.25	8.38	3.40	1.46	4.64
Total from investment operations	4.23		6.48	8.65	3.54	1.44	4.59
Less distributions to shareholders:
Net investment income	(0.19)		(0.21)	(0.35)	—	—	(0.06)
Net realized gains	(2.05)		(1.82)	—	(3.94)	—	(0.09)
Total distribution to shareholders	(2.24)		(2.03)	(0.35)	(3.94)	—	(0.15)
Net asset value, end of period	$45.34		$43.35	$38.90	$30.60	$31.00	$29.56
Total Return at NAV(b)	10.04%		17.28%	28.57%	13.31%	4.87%	18.29%
Total Return at Market(b)	10.11%		18.04%	39.62%	5.10%	3.25%	18.24%
Ratios to average net assets
Expenses, net of expense waivers	0.82	%(c)	0.83%	0.83%	0.84%	0.89%	0.89%
Expenses, prior to expense waivers	2.87	%(c)	7.27%	9.81%	11.56%	6.95%	4.52%
Net investment income (loss), net of waivers	0.52	%(c)	0.57%	0.78%	0.48%	(0.07)%	(0.18)%
Supplemental data
Net assets, end of period (in thousands)	$9,068		$6,503	$1,946	$1,530	$1,550	$4,434
Portfolio turnover rate(d)	37	%(e)	87%	66%	112%	110%	45%

(a)  Based on average shares outstanding.

(b)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(c)  Annualized.

(d)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(e)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Select Large Cap Growth ETF

	For the Six Months Ended April 30, 2015		For the Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$47.48		$40.35	$29.33	$30.71	$29.62	$25.09
Net investment income (loss)(a)	(0.12)		(0.15)	0.04	(0.04)	(0.11)	(0.06)
Net realized and unrealized gain	3.15		7.28	11.03	1.27	1.20	4.73
Total from investment operations	3.03		7.13	11.07	1.23	1.09	4.67
Less distributions to shareholders:
Net investment income	—		—	(0.05)	—	—	(0.04)
Net realized gains	(3.52)		—	—	(2.61)	—	(0.10)
Total distribution to shareholders	(3.52)		—	(0.05)	(2.61)	—	(0.14)
Net asset value, end of period	$46.99		$47.48	$40.35	$29.33	$30.71	$29.62
Total Return at NAV(b)	6.89%		17.67%	37.79%	4.77%	3.68%	18.64%
Total Return at Market(b)	7.07%		17.48%	49.83%	(3.51)%	3.82%	18.31%
Ratios to average net assets
Expenses, net of expense waivers	0.81	%(c)	0.82%	0.84%	0.85%	0.89%	0.89%
Expenses, prior to expense waivers	2.35	%(c)	2.01%	2.56%	3.11%	3.61%	3.57%
Net investment income (loss), net of waivers	(0.50	)%(c)	(0.34)%	0.11%	(0.15)%	(0.34)%	(0.22)%
Supplemental data
Net assets, end of period (in thousands)	$9,398		$11,871	$14,123	$7,334	$9,215	$8,887
Portfolio turnover rate(d)	28	%(e)	84%	42%	58%	127%	51%

(a)  Based on average shares outstanding.

(b)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(c)  Annualized.

(d)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(e)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Select Large Cap Value ETF

	For the Six Months Ended April 30, 2015		For the Year Ended October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$46.01		$39.79	$30.88	$30.46	$33.38	$30.33
Net investment income(a)	0.33		0.62	0.59	0.46	0.45	0.46
Net realized and unrealized gain	0.59		6.43	8.98	3.76	0.37 (b)	4.26
Total from investment operations	0.92		7.05	9.57	4.22	0.82	4.72
Less distributions to shareholders:
Net investment income	(0.50)		(0.52)	(0.48)	(0.39)	(0.56)	(0.94)
Net realized gains	(0.75)		(0.31)	(0.18)	(3.41)	(3.18)	(0.73)
Total distribution to shareholders	(1.25)		(0.83)	(0.66)	(3.80)	(3.74)	(1.67)
Net asset value, end of period	$45.68		$46.01	$39.79	$30.88	$30.46	$33.38
Total Return at NAV(c)	2.00%		17.94%	31.59%	15.50%	2.03%	15.99%
Total Return at Market(c)	2.05%		17.86%	31.61%	15.76%	1.86%	16.30%
Ratios to average net assets
Expenses, net of expense waivers	0.75	%(d)	0.75%	0.80%	0.81%	0.79%	0.79%
Expenses, prior to expense waivers	2.38	%(d)	3.15%	4.97%	6.26%	9.25%	8.43%
Net investment income, net of waivers	1.44	%(d)	1.42%	1.67%	1.55%	1.43%	1.44%
Supplemental data
Net assets, end of period (in thousands)	$9,137		$9,203	$3,980	$3,088	$3,047	$1,670
Portfolio turnover rate(e)	11	%(f)	36%	4%	12%	143%	16%

(a)  Based on average shares outstanding.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(d)  Annualized.

(e)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(f)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Core Bond ETF

	For the Six Months Ended April 30, 2015		For the Year Ended October 31,				For the Period January 29, 2010(a) Through October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$52.17		$51.36	$53.53	$52.88	$52.52	$50.00
Net investment income(b)	0.47		1.08	1.02	1.19	1.65	1.39
Net realized and unrealized gain (loss)	0.46		0.94	(1.69)	1.74	0.92	2.37
Total from investment operations	0.93		2.02	(0.67)	2.93	2.57	3.76
Less distributions to shareholders:
Net investment income	(0.51)		(1.21)	(1.21)	(1.35)	(1.83)	(1.24)
Net realized gains	—		—	(0.29)	(0.93)	(0.38)	—
Total distribution to shareholders	(0.51)		(1.21)	(1.50)	(2.28)	(2.21)	(1.24)
Net asset value, end of period	$52.59		$52.17	$51.36	$53.53	$52.88	$52.52
Total Return at NAV(c)	1.78%		3.99%	(1.26)%	5.73%	5.12%	7.62%
Total Return at Market(c)	1.83%		4.43%	(3.96)%	5.73%	8.16%	6.87%
Ratios to average net assets of
Expenses, net of expense waivers	0.54	%(d)	0.57%	0.53%	0.40%	0.35%	0.35	%(d)
Expenses, prior to expense waivers	4.10	%(d)	4.26%	4.31%	4.71%	5.77%	6.35	%(d)
Net investment income, net of waivers	1.80	%(d)	2.10%	1.96%	2.26%	3.19%	3.60	%(d)
Supplemental data
Net assets, end of period (in thousands)	$5,260		$5,218	$5,136	$5,354	$5,289	$2,626
Portfolio turnover rate(e)	96	%(f)	197%	178%	176%	116%	123	%(f)

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(d)  Annualized.

(e)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(f)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

FINANCIAL HIGHLIGHTS

Columbia Intermediate Municipal Bond ETF

	For the Six Months Ended April 30, 2015		For the Year Ended October 31,				For the Period January 29, 2010(a) Through October 31,
	(Unaudited)		2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$53.86		$52.62	$54.80	$52.16	$51.71	$50.00
Net investment income(b)	0.78		1.51	1.37	1.36	1.38	1.09
Net realized and unrealized gain (loss)	(0.44)		1.20	(2.10)	2.65	0.76	1.66
Total from investment operations	0.34		2.71	(0.73)	4.01	2.14	2.75
Less distributions to shareholders:
Net investment income	(0.75)		(1.47)	(1.43)	(1.37)	(1.35)	(1.04)
Net realized gains	—		—	(0.02)	—	(0.34)	—
Total distribution to shareholders	(0.75)		(1.47)	(1.45)	(1.37)	(1.69)	(1.04)
Net asset value, end of period	$53.45		$53.86	$52.62	$54.80	$52.16	$51.71
Total Return at NAV(c)	0.62%		5.22%	(1.35)%	7.77%	4.29%	5.56%
Total Return at Market(c)	0.65%		6.19%	(2.45)%	7.97%	4.43%	5.22%
Ratios to average net assets
Expenses, net of expense waivers	0.42	%(d)	0.45%	0.50%	0.42%	0.35%	0.35	%(d)
Expenses, prior to expense waivers	3.49	%(d)	3.60%	2.94%	3.48%	5.53%	5.59	%(d)
Net investment income, net of waivers	2.91	%(d)	2.84%	2.54%	2.53%	2.69%	2.84	%(d)
Supplemental data
Net assets, end of period (in thousands)	$5,346		$5,387	$5,262	$8,221	$5,216	$2,586
Portfolio turnover rate(e)	11	%(f)	9%	9%	5%	6%	92	%(f)

(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

(d)  Annualized.

(e)  Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's capital shares.

(f)  Not annualized.

The accompanying Notes to Financial Statements are an integral part of these financial statements.

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1. Organization

Columbia ETF Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).

Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):

Columbia Large Cap Growth ETF
Columbia Select Large Cap Growth ETF
Columbia Select Large Cap Value ETF
Columbia Core Bond ETF
Columbia Intermediate Municipal Bond ETF

Each Fund currently operates as a diversified fund.

Fund Shares

The market prices of each Fund's shares may differ to some degree from the Fund's net asset value ("NAV"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New York Stock Exchange (NYSE) for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation

All equity securities are valued at the close of business of the NYSE. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Delayed Delivery Securities

The Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Funds since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Certain Funds may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the

REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for BDCs, ETFs and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund.

Determination of Net Asset Value

The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the NYSE is open.

Federal Income Tax Status

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

Distributions to Shareholders

Distributions from net investment income are declared and paid monthly for Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF. Distributions

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

from net investment income are declared and paid annually for each of the remaining Funds. Net realized capital gains, if any, are distributed annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's average daily net assets increase:

	Fee Range
Columbia Large Cap Growth ETF	0.77	% - 0.58%
Columbia Select Large Cap Growth ETF	0.77	% - 0.58%
Columbia Select Large Cap Value ETF	0.77	% - 0.58%
Columbia Core Bond ETF	0.50	% - 0.34%
Columbia Intermediate Municipal Bond ETF	0.48	% - 0.29%

The annualized effective investment management fee rate, as a percentage of each Fund's average daily net assets, for the six month period ended April 30, 2015, was as follows:

Annualized Effective Fee Rate
Columbia Large Cap Growth ETF	0.77%
Columbia Select Large Cap Growth ETF	0.77%
Columbia Select Large Cap Value ETF	0.77%
Columbia Core Bond ETF	0.50%
Columbia Intermediate Municipal Bond ETF	0.48%

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Funds or the Board, including payments to a company providing limited administrative services to the Funds and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six month period ended April 30, 2015, other expenses paid to this company were as follows:

Columbia Large Cap Growth ETF	$628
Columbia Select Large Cap Growth ETF	$631
Columbia Select Large Cap Value ETF	$630
Columbia Core Bond ETF	$627
Columbia Intermediate Municipal Bond ETF	$627

Compensation of Board Members

Board members are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Funds, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund's liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan.

Distribution and Service Fees

ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Plan). Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (the Service Providers) at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board, however, and there are no current plans to impose these fees.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that each Fund's net

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

operating expenses, after giving effect to fees waived/expenses reimbursed, do not exceed the following annual rates as a percentage of the respective Fund's average daily net assets:

	March 1, 2015 through February 29, 2016	Prior to March 1, 2015
Columbia Large Cap Growth ETF	0.83%	0.82%
Columbia Select Large Cap Growth ETF	0.83	0.80
Columbia Select Large Cap Value ETF	0.78	0.74
Columbia Core Bond ETF	0.48	0.57
Columbia Intermediate Municipal Bond ETF	0.42	0.42

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At April 30, 2015 , the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Large Cap Growth ETF	$8,192,242	$972,917	$(82,779)	$890,138
Columbia Select Large Cap Growth ETF	8,267,572	1,379,300	(228,975)	1,150,325
Columbia Select Large Cap Value ETF	7,484,704	1,803,813	(146,680)	1,657,133
Columbia Core Bond ETF	5,913,040	243,526	(20,352)	223,174
Columbia Intermediate Municipal Bond ETF	5,031,249	275,182	(12,697)	262,485

The following capital loss carryforward, determined at October 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	No Expiration — Short-term	No Expiration — Long-term	Total
Columbia Large Cap Growth ETF	$—	$—	$—
Columbia Select Large Cap Growth ETF	—	—	—
Columbia Select Large Cap Value ETF	—	—	—
Columbia Core Bond ETF	—	6,932	6,932
Columbia Intermediate Municipal Bond ETF	57,760	12,548	70,308

For the year ended October 31, 2014, the amount of capital loss carryforward utilized, expired unused and permanently lost were as follows:

	Utilized	Expired	Lost
Columbia Large Cap Growth ETF	$—	$—	$—
Columbia Select Large Cap Growth ETF	48,934	—	—
Columbia Select Large Cap Value ETF	—	—	—
Columbia Core Bond ETF	29,611	—	—
Columbia Intermediate Municipal Bond ETF	9,826	—	—

Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the six months ended April 30, 2015, were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Columbia Large Cap Growth ETF	$—	$—	$2,577,387	$2,910,914
Columbia Select Large Cap Growth ETF	—	—	2,778,830	3,517,506
Columbia Select Large Cap Value ETF	—	—	1,025,411	1,208,157
Columbia Core Bond ETF	515,031	131,070	4,812,339	4,877,366
Columbia Intermediate Municipal Bond ETF	—	—	597,887	574,072

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. In-Kind Transactions

The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2015, the cost basis in securities contributed was as follows:

Cost
Columbia Large Cap Growth ETF	$2,321,634

Proceeds from the sales of securities for Columbia Select Large Cap Growth ETF include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended April 30, 2015, securities and other assets with a value of $2,326,934 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $558,357, which is not taxable to remaining shareholders in Columbia Select Large Cap Growth ETF.

Note 7. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Core Bond ETF to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Credit Risk

Credit risk is the risk that the value of debt securities in Columbia Core Bond ETF's and Columbia Intermediate Municipal Bond ETF's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Funds may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF, resulting in a negative impact on the Funds' performance and net

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of Columbia Core Bond ETF's and Columbia Intermediate Municipal Bond ETF's investments. The Funds may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time a Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Consumer Discretionary Sector Risk

Columbia Select Large Cap Growth ETF may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Select Large Cap Value ETF may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Health Care Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Select Large Cap Growth ETF may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing Columbia Core Bond ETF to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Municipal Securities Risk

Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security, as held in Columbia Intermediate Municipal Bond ETF, can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state's (state and its instrumentalities') financial, economic or other condition and prospects.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions,

Semiannual Report 2015

COLUMBIA ETF TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2015 (Unaudited)

making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Columbia Large Cap Growth ETF and Columbia Select Large Cap Growth ETF may be more susceptible to the particular risks that may affect companies in the technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the

Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Core Bond ETF, Columbia Intermediate Municipal Bond ETF, Columbia Large Cap Growth ETF, Columbia Select Large Cap Growth ETF and Columbia Select Large Cap Value ETF (each, a Fund and collectively, the ETFs). Under an investment management services agreement with each Fund (each, an IMS Agreement), Columbia Management provides investment advice and other services to each Fund and other funds (collectively, the Funds).

Each Fund's Board of Trustees (collectively, the Board), including the independent Board members (the Independent Trustees), considered the renewal of each IMS Agreement for a two-month period (Short-Term Period) in order to align each IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of each IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under each IMS Agreement, the Independent Trustees also took into account the organization and strength of each Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of each IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of each Fund, the performance of a benchmark index, the percentage ranking of each Fund among its retail Fund counterpart's comparison group and the net assets of each Fund. The Board observed that

Semiannual Report 2015

COLUMBIA ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

for purposes of approving each IMS Agreement for the Short-Term Period, each Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with each Fund

The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board members considered detailed comparative information, including data showing each Fund's contribution to Columbia Management's profitability. With respect to the ETFs, the Board observed management's representation that the Lipper peer universes for actively-managed exchange-traded funds were not sufficiently developed and/or comparable so as to utilize them as expense peers for the ETFs; thus, the appropriate Lipper peer universe for each Fund was the peer universe of its counterpart retail Fund. In this regard, the Board observed that each Fund's net expense ratio equaled the expense ratio of Class I shares of its retail Fund counterpart and, thus, reviewed such expenses with median expenses paid by funds in its retail Fund counterpart's comparative peer universe.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of each Fund is no higher than the median expense ratio of funds in the same comparison universe of each Fund's corresponding retail Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving each IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of each IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of each IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of each IMS Agreement for the Short-Term Period.

Semiannual Report 2015

COLUMBIA ETF TRUST

IMPORTANT INFORMATION ABOUT THIS REPORT

Proxy Voting Policies, Procedures and Record

A description of the Trust's proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting www.columbiathreadneedleetf.com or searching the website of the Securities and Exchange Commission (the SEC) at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

Semiannual Report 2015

Columbia ETF Trust

225 Franklin Street

Boston, MA 02110

Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleetf.com. Read the prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedleetf.com

SAR146_10_E01_(06/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)            Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2)            Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)            Not applicable.

(b)                           Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015